Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	Medigus Ltd.
Trading Symbol	MDGSW
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	24,661,470
Amendment Flag	false
Entity Central Index Key	0001618500
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-37381
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	10 Hanechoshet
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Tel-Aviv
Entity Address, Postal Zip Code	6971072
Entity Address, Country	IL
Title of 12(b) Security	Ordinary Shares, no-par value (2) Series C Warrants
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1197
Auditor Name	Brightman Almagor Zohar & Co
Auditor Location	Tel Aviv, Israel
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	10 Hanechoshet
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Tel-Aviv
Entity Address, Postal Zip Code	6971072
Entity Address, Country	IL
Contact Personnel Name	Tali Dinar
City Area Code	+972
Local Phone Number	73-370-4691
Contact Personnel Fax Number	+972 72 260-2249